Stockholders' Equity - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) Vote $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) $ / shares shares
Stockholders' Equity (Textual) [Abstract]
Number of vote entitled each shareholder | Vote	1
Par value of one-hundredth shares of series B Junior Participating Preferred Stock | $ / shares	$ 0.00
Price share of Series B Junior Participating Preferred Stock | $ / shares	$ 48
Rights expiration date	Apr. 19, 2018
Rights expiration date, accelerated date	Mar. 06, 2015
Stock option expiration period	10 years
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense | $	$ 1,100	$ 400	$ 400
Granted (in shares)	461,366	524,463	904,158
Vesting period	5 years
Authorized shares under stock option plan	8,100,000
Shares available for additional issuance	2,529,524
Stock-based compensation expense | $	$ 2,723	$ 1,065	$ 893
Unrecognized tax benefit related to disposition of stock option and vesting of restricted stock | $	200	$ 300	$ 100
Total unrecognized compensation expense related to stock options | $	$ 2,400
Company granted option with grant date fair market value | $ / shares	$ 4.85	$ 7.40	$ 2.63
Cash received from option exercises under the stock option plans | $	$ 200	$ 600	$ 600
Intrinsic value of stock options exercised | $	600	1,100	200
Selling, general and administrative expenses
Stockholders' Equity (Textual) [Abstract]
Stock-based compensation expense | $	2,700	$ 1,100	900
Executive Officer
Stockholders' Equity (Textual) [Abstract]
Expense associated with the modification of certain outstanding equity awards | $	$ 1,000
Director
Stockholders' Equity (Textual) [Abstract]
Expenses associated with the accelerated vesting of awards in connection with the retirement | $			$ 100
Stock Options
Stockholders' Equity (Textual) [Abstract]
Weighted average period of unrecognized compensation expense	3 years 1 month 6 days
Performance Options
Stockholders' Equity (Textual) [Abstract]
Granted (in shares)			801,658
Restricted Stock | Directors
Stockholders' Equity (Textual) [Abstract]
Weighted- Average Grant-Date Fair Value, Granted | $ / shares	$ 11.21	$ 6.05	$ 6.99
Shares / Units Granted	34,000	30,000	40,000
Vesting period	3 years	3 years	3 years
Performance Shares | Other Employees
Stockholders' Equity (Textual) [Abstract]
Weighted- Average Grant-Date Fair Value, Granted | $ / shares		$ 7.04	$ 4.63
Shares / Units Granted	65,381	512,352	402,469
Vesting period	3 years		3 years
Restricted Stock Units (RSUs) | Other Employees
Stockholders' Equity (Textual) [Abstract]
Weighted- Average Grant-Date Fair Value, Granted | $ / shares	$ 10.85		$ 6.99
Shares / Units Granted	214,418		154,721
Vesting period	3 years		3 years
Restricted stock and stock units
Stockholders' Equity (Textual) [Abstract]
Weighted- Average Grant-Date Fair Value, Granted | $ / shares	$ 10.90
Fair value, totaled | $	$ 2,700	$ 3,800	$ 3,200
Shares / Units Granted	248,418
Total unrecognized compensation expense related to non-vested restricted stock | $	$ 2,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	152,001
Weighted average period of unrecognized compensation expense	2 years 9 months 18 days
Aggregate fair value of restricted stock | $	$ 1,400	$ 500	$ 400
Maximum
Stockholders' Equity (Textual) [Abstract]
Stock option expiration period	10 years
Maximum | Stock Options
Stockholders' Equity (Textual) [Abstract]
Vesting period	5 years
Minimum
Stockholders' Equity (Textual) [Abstract]
Stock option expiration period	5 years
Minimum | Stock Options
Stockholders' Equity (Textual) [Abstract]
Vesting period	3 years
Series B Preferred Stock
Stockholders' Equity (Textual) [Abstract]
Minimum percentage require to transfer the shares	15.00%
Increase in Minimum percentage require to transfer the shares due to exchange offer	20.00%
Right per share | $ / shares	$ 0.01
Authorized Series B preferred stock	400,000	400,000
Outstanding series B preferred stock	0	0
2012 awards | Performance Options | Executive Officer
Stockholders' Equity (Textual) [Abstract]
Number of options vested	34,195
2012 awards | Performance Shares | Executive Officer
Stockholders' Equity (Textual) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	8,261
2013 awards | Performance Shares
Stockholders' Equity (Textual) [Abstract]
Share-based compensation arrangement by share-based payment award forfeited percentage	66.70%
2013 awards | Performance Shares | Executive Officer
Stockholders' Equity (Textual) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	25,907
2014 awards | Performance Shares | Executive Officer
Stockholders' Equity (Textual) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	12,535